Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2015
Reconciliation of Basic Shares to Diluted Shares

The following is a reconciliation of basic shares to diluted shares.

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2015	2014	2015	2014

Basic shares	677	676	677	676
Effect of dilutive shares	6	5	5	5

Diluted shares	683	681	682	681